Income Taxes	12 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Companies, which are incorporated in Hong Kong, are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC Tax

Decent China is governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments. Decent China obtained the “high-tech enterprise” tax status and renewed it in December 2022, which reduced its statutory income tax rate to 15%. The high-tech enterprise tax status will expire in December 2025. According to PRC tax regulations, the PRC net operatimg loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred for gerneral enterprises, while for high-tech enterprises, technology-based small and medium-sized enterprises and eligible integrated circuit enterprises, the maximum carry-forward period is 10 years. Carryback of losses is not permitted. As of October 31, 2025, there were no net operating losses generated for PRC corporate income tax purposes.

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Year Ended October 31,
	2025	2024	2023
Income tax computed at 25%	$(29,825)	$621,030	$544,135
Different tax rates in other jurisdictions	336,470	10,347	8,235
Tax preferential rate	(135,251)	(253,840)	(211,285)
Non deductible expenses	1,774	1,968	6,452
Super deduction	(6,780)	(7,245)	(30,610)
Deferred tax on lease recognized in current year	17,172	-	-
Impairment of fixed assets	-	8,507	-
Tax loss not recognised	19,340	-	-
Income tax expense	$202,900	$380,767	$316,927
	For The Year Ended October 31,
	2025	2024	2023
Current income tax expense	$313,463	$370,713	$344,918
Deferred income tax effect	(110,563)	10,054	(27,991)
Total income tax expense	$202,900	$380,767	$316,927
Effective tax rates	(170.1)%	15.3%	14.3%

Deferred tax asset

As of October 31, 2025 and 2024, deferred tax asset consisted of:

	October 31, 2025	October 31, 2024
Deferred tax asset
Provision for bad debts	$252,592	$124,479
Provision for inventory obsolescence	2,070	2,634
Lease liabilities	15,982	—
Estimated warranty liabilities	1,447	9,686
Deferred tax liability
Right-of-use assets	(23,183)	—
Totals	$248,908	$136,799